John Hancock Declaration Funds
                 Supplement to the Prospectus dated May 1, 2002

John Hancock V.A. Relative Value Fund

The "Portfolio Managers" section for the John Hancock V.A. Relative Value Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Paul J. Berlinguet
         ------------------
         Vice president of adviser
         Joined fund team in 2002
         Joined adviser in 2001
         U.S. equity investment manager at
          Baring America Asset Management
          (1989-2001)
         Began business career in 1986

         James S. Yu, CFA
         ----------------
         Vice president of adviser
         Joined fund team in 2000
         Joined adviser in 2000
         Analyst at Merrill Lynch Asset
          Management (1998-2000)
         Analyst at Gabelli & Company
          (1995-1998)
         Began business career in 1991

         Roger C. Hamilton
         -----------------
         Vice president of adviser
         Joined fund team in 1999
         Joined adviser in 1994
         Began business career in 1980

         Robert J. Uek, CFA
         ------------------
         Vice president of adviser
         Joined fund team in 2002
         Joined adviser in 1997
         Corporate finance manager at
          Ernst & Young (1994-1997)
         Began business career in 1990



May 13, 2002